Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares		Capital Reserve	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Mar. 31, 2021		$ 2,416,635		$ 501,053	$ 17,702,518	$ (323,757)	$ 20,296,449	[1]
Balance (in Shares) at Mar. 31, 2021	[2]	27,327,594
Capital contribution		$ 920,192		902,224			1,822,416	[1]
Capital contribution (in Shares)	[2]	2,672,460
Issuance of ordinary shares and additional shares under overallotment option in initial public offerings, net of issuance costs		$ 11,357,500		10,060,011			21,417,511	[1]
Issuance of ordinary shares and additional shares under overallotment option in initial public offerings, net of issuance costs (in Shares)	[2]	6,250,000
Capital contribution in the form of debt exemption				1,111,608			1,111,608	[1]
Issuance of representative’s warrants				(653,831)			(653,831)	[1]
Net income (loss) for the year					3,924,148		3,924,148	[1]
Foreign currency translation loss						(3,466,261)	(3,466,261)	[1]
Balance at Mar. 31, 2022		$ 14,694,327		11,921,065	21,626,666	(3,790,018)	44,452,040	[1]
Balance (in Shares) at Mar. 31, 2022	[2]	36,250,054
Business combinations under common control				(2,842,173)			(2,842,173)	[1]
Capital contribution				23			23	[1]
Capital contribution in the form of debt exemption								[1]
Issuance of representative’s warrants								[1]
Net income (loss) for the year					(8,048,822)		(8,048,822)	[1]
Foreign currency translation loss						(4,279,325)	(4,279,325)	[1]
Balance at Mar. 31, 2023		$ 14,694,327		9,078,915	13,577,844	(8,069,343)	$ 29,281,743	[1]
Balance (in Shares) at Mar. 31, 2023		36,250,054	[2]				36,250,054
Issuance of ordinary shares		$ 2,022,512		1,724,770			$ 3,747,282	[1]
Issuance of ordinary shares (in Shares)	[2]	5,970,152
Issuance of investors’ warrants			[1]	(541,494)			(541,494)
Net income (loss) for the year					7,478,936		7,478,936	[1]
Foreign currency translation loss						(3,923,683)	(3,923,683)	[1]
Balance at Mar. 31, 2024		$ 16,716,839		$ 10,262,191	$ 21,056,780	$ (11,993,026)	$ 36,042,784	[1]
Balance (in Shares) at Mar. 31, 2024		42,220,206	[2]				42,220,206

[1]	The financial information presented in this report has been retrospectively adjusted for the acquisition of Tokyo Lifestyle Limited.
[2]	Retrospectively restated for effect of share issuances on October 22, 2020 and a 294-for-1 forward split on August 18, 2021.